Related-Party Transactions (Schedule Of Accounts Receivable From Related Party) (Details) (EFH Corp [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
EFH Corp [Member]
Related Party Transaction [Line Items]
Trade accounts and other receivables from affiliates	$ 157	$ 141
Trade accounts and other payables to affiliates	(5)	(6)
Trade accounts and other receivables from affiliates - net	$ 152	$ 135